Lease Loss Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013
Other Liabilities Non-current
Lease loss reserve, at beginning of period	$ 8.1		$ 9.6
Adjustments, net	(1.6)		(1.1)
Utilization	(0.7)	[1]	(0.4)	[1]
Lease loss reserve, at end of period	$ 5.8		$ 8.1

[1]	Including the impact of foreign exchange translation between opening and closing balance sheet dates.